Goodwill and Intangible Assets, Net - Schedule of Change in the Carrying Amount of Goodwill (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Change in the carrying amount of goodwill
Balance at beginning of the year	¥ 0		¥ 32,009,025
Less: Disposal of discontinued operations (Note 26)			(32,009,025)
Balance at end of the year	200,478,795	$ 28,796,977	¥ 0
Huanqiuyimeng
Change in the carrying amount of goodwill
Balance at end of the year	200,478,795
Goodwill acquired	¥ 200,478,795